Commitments	12 Months Ended
Dec. 31, 2022
Commitments [Abstract]
COMMITMENTS

NOTE 11: COMMITMENTS

Royalty and contingent milestone payments:

On August 3, 2010, the Company entered into an Asset Purchase Agreement (“APA”) to acquire from Bio-Gal the rights to develop rHuEPO for the treatment of multiple myeloma under the research and license agreement with Yeda (see also Note 8a). According to the APA, the Company is obligated to pay 1% royalties on net sales of the developed product as well as a fixed royalty payment in the amount of $350 thousand upon the successful completion of a phase 2 clinical trial. The payment conditions for the above amount are at the earlier of occurrence of the following events:

(i)	Raising capital of at least $2 million by the Company or Xtepo after a successful completion of a phase 2 clinical trial;

(ii)	Six months after the successful completion of a phase 2 clinical trial.

As of December 31, 2022 and 2021, the Company has not completed the phase 2 clinical trial and therefore no royalty expenses have been recorded.